COMMITMENTS AND CONTINGENCIES - PURCHASE OBLIGATIONS (DETAILS) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013
Notes to Financial Statements [Abstract]
Purchase commitments, 2014	$ 1,114
Purchase commitments, 2015	383
Purchase commitments, 2016	242
Purchase commitments, 2017	136
Purchase commitments, 2018	74
Purchase commitments, thereafter	$ 234